Loans Receivable, Net (Financing Receivable Credit Quality Indicators) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Total	$ 371,385,036	$ 406,260,713
Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	83,004,482	90,677,625
Consumer
Financing Receivable, Recorded Investment [Line Items]
Total	52,205,901	56,595,093
Commercial Business
Financing Receivable, Recorded Investment [Line Items]
Total	7,775,098	8,063,901
Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	228,399,555	250,924,094
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	267,476,997	307,291,923
Pass [Member] | Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	74,505,587	82,565,630
Pass [Member] | Consumer
Financing Receivable, Recorded Investment [Line Items]
Total	50,370,640	54,899,665
Pass [Member] | Commercial Business
Financing Receivable, Recorded Investment [Line Items]
Total	6,807,620	7,256,607
Pass [Member] | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	135,793,150	162,570,021
Caution [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	45,355,184	32,575,382
Caution [Member] | Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	890,902	222,046
Caution [Member] | Consumer
Financing Receivable, Recorded Investment [Line Items]
Total	843,799	152,368
Caution [Member] | Commercial Business
Financing Receivable, Recorded Investment [Line Items]
Total	368,019	151,521
Caution [Member] | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	43,252,464	32,049,447
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	26,652,950	18,409,841
Special Mention [Member] | Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	403,138	293,079
Special Mention [Member] | Consumer
Financing Receivable, Recorded Investment [Line Items]
Total	143,649	184,731
Special Mention [Member] | Commercial Business
Financing Receivable, Recorded Investment [Line Items]
Total	524,928	514,253
Special Mention [Member] | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	25,581,235	17,417,778
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	31,899,905	47,983,567
Substandard [Member] | Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	7,204,855	7,596,870
Substandard [Member] | Consumer
Financing Receivable, Recorded Investment [Line Items]
Total	847,813	1,358,329
Substandard [Member] | Commercial Business
Financing Receivable, Recorded Investment [Line Items]
Total	74,531	141,520
Substandard [Member] | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	$ 23,772,706	$ 38,886,848